Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 126,919		¥ 118,458
Finished goods	¥ 89,991		108,901
Effective tax rate	29.10%	29.20%
National corporation tax	24.00%	24.00%
Inhabitant tax	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%
Deductible enterprise tax	4.00%	4.00%
Loans held for sale in installment loans	¥ 149,858		137,179
Goodwill acquired	627,690		631,770
Other intangible assets	518,942		532,950
Aggregate loan fair value	130,873		129,959
Increase (decrease) in retained earnings	3,378,114		3,259,730
Other assets	2,038,111		2,068,768
Accounting Standards Update 2023-02
Significant Accounting Policies [Line Items]
Increase (decrease) in retained earnings	(157)
Other assets	(157)
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	950,230		936,001
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	221,351		205,320
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 84,267		¥ 84,364
Minimum
Significant Accounting Policies [Line Items]
Income tax settlement by tax authority	50.00%
Minimum | Equity Method Investment
Significant Accounting Policies [Line Items]
Investment in limited partnership ownership percentage	3.00%
Maximum | Equity Method Investment
Significant Accounting Policies [Line Items]
Investment in limited partnership ownership percentage	5.00%